Principal Activities and Organization	12 Months Ended
Dec. 31, 2011
Principal Activities and Organization
Principal Activities and Organization

1.  Principal Activities and Organization

a)                 Principal activities

Jiayuan.com International Ltd.  (“Jiayuan”, or the “Company”), through its subsidiaries, its variable interest entities (“VIEs”), and VIE’s subsidiary (collectively, the “Group”), is principally engaged in operating online dating services in the People’s Republic of China (the “PRC” or “China”) through its online dating platform which can be accessed through the Jiayuan.com website, wireless application protocol (“WAP”) browsers, wireless applications and desktop clients. The Group also hosts events and performs customized matchmaking services to help individuals find suitable partners.

b)                 Organization

The Company was incorporated in the Cayman Islands on September 29, 2010.

Prior to February 2007, the Group’s business was operated through its PRC domestic company, Shanghai Huaqianshu Information Technology Co., Ltd. ( “Shanghai HQS”), which was directly or indirectly, owned or controlled by Ms. Haiyan Gong, Mr. Yongqiang Qian, Mr. Xu Liu, and Ms. Jing Yang (the “Founding Shareholders”).

In February 2007, the Group undertook reorganization (the “First Reorganization”) prior to the issuance of Series A redeemable convertible preferred shares (“Series A Preferred Shares”) to certain institutional investors (the “Investors”). The First Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services in the PRC where licenses are required.

In connection with the First Reorganization, the Founding Shareholders established Harper Capital Inc., an investment holding company under the laws of the British Virgin Islands (the “BVI Company”). Subsequently in May 2007, the BVI Company established Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”) as a wholly-owned foreign enterprise in the PRC.

By entering into a series of agreements among the Founding Shareholders, Shanghai HQS and Shanghai Miyuan, Shanghai HQS became a variable interest entity (“VIE”) of Shanghai Miyuan and consequently, Shanghai Miyuan became the primary beneficiary of Shanghai HQS (see Note 2).

Upon completion of the First Reorganization in February 2007, the BVI Company issued 27,272,727 ordinary shares to the Founding Shareholders at par value. In May 2007, upon the closing of the Series A Preferred Shares financing, the Company issued 9,566,667 Series A Preferred Shares to the Investors for US$10,000 (approximately RMB76,551).

On October 5, 2010, Jiayuan Hong Kong Corporation Ltd. (“Jiayuan Hong Kong”) was incorporated as a subsidiary of the BVI Company for the purpose of international business operations and overseas investment holding. On October 15, 2010, the BVI Company entered into an agreement whereby the BVI Company’s transferred 100% of its ownership in Shanghai Miyuan to Jiayuan Hong Kong. On May 9, 2011, this agreement was approved by the relevant PRC regulators.

On November 26, 2010, Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”) and Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”) were incorporated in the PRC. The paid-in capital of Xique and Beijing HQS were funded by the Company and they were established to facilitate the Group’s operation and business expansion plans.

On December 3, 2010, Shanghai HQS established Shanghai Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”) for the purposes of conducting events organization and matchmaking services.

On January 26, 2011, pursuant to a share swap agreement, all the then existing shareholders of the BVI Company exchanged their respective shares, including the Series A Preferred Shares, of the BVI Company for equivalent classes of shares of the Company on a 1 for 1 basis (the “Second Reorganization”). As a result, the BVI Company became a wholly-owned subsidiary of the Company.

On January 26, 2011, the Company also incorporated Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”) as a wholly-owned foreign enterprise in the PRC. On February 17, 2011, Beijing Miyuan, Beijing HQS, Xique and their shareholders entered into a series of contractual agreements (see Note 2) which completed the Second Reorganization.

On May 6, 2011, Beijing Miyuan transferred and assigned its obligations and rights under the contractual arrangements with Beijing Huaqianshu, Xique and their respective shareholders to Shanghai Miyuan. During the same month, the BVI Company also transferred 100% of its equity interest in Shanghai Miyuan to Jiayuan Hong Kong.

c)                  Initial Public Offering

On May 16, 2011, the Company completed an initial public offering (“IPO”) of 6,700,000 American depositary shares (“ADSs”), representing 10,050,000 ordinary shares, in the NASDAQ Global Select Market. The net proceeds received by the Company from the IPO, after deducting commissions and offering expenses, amounted to approximately US$65,243. Upon the completion of the IPO, all of the Company’s then outstanding Series A redeemable convertible preferred shares (“Series A Preferred Shares”) were converted into the same number of ordinary shares.

d)                 Subsidiaries and VIEs

As of December 31, 2011, the Company’s subsidiaries, VIEs and VIE’s subsidiary included the following entities:

Name	Date of incorporation or establishment	Place of incorporation or establishment /operations	Percentage of direct or indirect economic ownership	Principal activities

Subsidiaries
Harper Capital Inc. (“BVI Company”)	February 6, 2007	British Virgin Islands	100%	Investment holding

Miyuan (Shanghai) Information Technology Co., Ltd. (“Shanghai Miyuan”)	April 27, 2007	PRC	100%	Investment holding and consulting services

Jiayuan Hong Kong Corporation Limited(“Jiayuan Hong Kong”)	October 5, 2010	Hong Kong	100%	Investment holding and overseas online dating services

Beijing Miyuan Information Technology Co., Ltd. (“Beijing Miyuan”)	January 26, 2011	PRC	100%	Investment holding and consulting services

Variable interest entities (“VIEs”)
Shanghai Huaqianshu Information Technology Co., Ltd. (“Shanghai HQS”)	April 6, 2004	PRC	100%	Online dating services

Beijing Huaqianshu Information Technology Co., Ltd. (“Beijing HQS”)	November 26, 2010	PRC	100%	Online dating services

Beijing Shiji Xique Information Technology Co., Ltd. (“Xique”)	November 26, 2010	PRC	100%	Online wedding planning services

VIE’s subsidiary
Shiji Jiayuan Matchmaking Services Center (“Jiayuan Shanghai Center”)	December 3, 2010	PRC	100%	Events and matchmaking services